Condensed Consolidated Statements of Comprehensive Income (unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 6,859	$ 6,373	$ 18,764	$ 16,911
Securities available for sale
Unrealized gains arising during period	20	451	7,738	4,899
Change in unrealized gains for which a portion of other than temporary impairment has been recognized in earnings	126	(24)	211	47
Reclassification adjustments for gains included in earnings	(8)	(15)	(125)	(298)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	138	412	7,824	4,648
Income tax expense	48	144	2,738	1,627
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	90	268	5,086	3,021
Derivative instruments
Unrealized gain arising during period	95	0	95	0
Reclassification adjustment for expense recognized in earnings	5	0	5	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	100	0	100	0
Income tax expense	35	0	35	0
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	65	0	65	0
Other comprehensive income (loss)	155	268	5,151	3,021
Comprehensive income	$ 7,014	$ 6,641	$ 23,915	$ 19,932